Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
Schedule of Lakeshore Group Legal Entity

As of March 31, 2025, LakeShore Group consists of the following legal entities:

Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
LakeShore Biopharma Co., Ltd. (“LakeShore Biopharma”)***	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”)	Holding Company	December 28, 2020	Hong Kong
LakeShore Biopharma (Singapore) Pte. Ltd. (“Singapore LakeShore”)**	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”)*	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
Hudson Biomedical Group Co., Ltd.	Purpose of effecting a merger	August 15, 2022	Cayman Islands
LakeShore Biopharma (Philippines) Inc. (“Philippines LakeShore”)	Researching, developing, producing, wholesaling and commercializing pharmaceutical products	May 9, 2023	Philippines
LakeShore Tech Hong Kong Limited	Holding Company	April 5, 2024	Hong Kong
LakeShore Bio Hong Kong Limited	Holding Company	April 5, 2024	Hong Kong
Hu’an Yuanhang Biotechnology (Beijing) Co., Ltd	Research and development of vaccines and therapeutic biologics	April 19, 2024	PRC

*

Liaoning Yisheng was incorporated May 26, 1994, and acquired by LakeShore Group in fiscal 2005.

On March 26, 2024, Liaoning Yisheng Biopharma Co., Ltd. Beijing Branch (“Liaoning Yisheng Beijing Branch”) was incorporated for research and development, manufacturing and commercialization of vaccines and therapeutic biologics.

**

Singapore LakeShore was incorporated November 28, 2009, and acquired by LakeShore Group in fiscal 2011.

Singapore LakeShore was formerly known as Yisheng Biopharma (Singapore) Pte. Ltd. with the name effective on July 22, 2024.

***	LakeShore Biopharma, formerly known as YS Biopharma Co., Ltd, with the name effective on May 23, 2024.